Property and equipment, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total	$ 17,039	$ 13,830	$ 8,590
Less: Accumulated depreciation	(10,612)	(5,892)	(2,171)
Net book value	6,427	7,938	6,419
Depreciation and amortization expenses	4,657	3,879	1,685
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Total	11,137	8,747	5,637
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	647	639	523
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	1,641	1,170	675
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 3,614	$ 3,274	$ 1,755